Offerings - Offering: 1	Mar. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	10,438,413
Proposed Maximum Offering Price per Unit	4.1
Maximum Aggregate Offering Price	$ 42,797,493.3
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,552.3
Offering Note
(1)
Consists of up to 10,438,413 shares of common stock of the registrant to be offered and sold by a selling securityholder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities.

(2)
Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(c) under the Securities Act, as amended, based on the average of the high and the low prices as reported on the Nasdaq Global Select Market on February 25, 2025, which is a date within five business days prior to the filing of this registration statement.